Interim Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue		$ 2,951	$ 496
Costs and operating expenses:
Cost of services		1,341	423
Cloud infrastructure		2,492	953
Research and development		10,656	4,383
Sales and marketing		10,503	2,682
General and administrative		11,072	1,896
Depreciation and amortization		1,728	64
Contingent consideration income		(1,541)	0
Impairment of Goodwill		37,000	0
Impairment of intangible assets		8,785	0
Total costs and operating expenses		82,036	10,401
Operating loss		(79,085)	(9,905)
Financial income (expenses), net		428	(3,142)
Loss before income tax expense		(78,657)	(13,047)
Income tax expense		(280)	(57)
Net loss for the period		$ (78,937)	$ (13,104)	[1]
Net loss per share attributable to ordinary shareholders, basic		$ (0.58)	$ (0.42)
Net loss per share attributable to ordinary shareholders, diluted		$ (0.58)	$ (0.42)	[1]
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	[1]	135,725,885	31,517,618
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted		135,725,885	31,517,618
Other comprehensive loss:
Foreign currency translation adjustments		$ (2,388)	$ 0
Total comprehensive loss for the period		$ (81,325)	$ (13,104)

[1]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 7 in Company’s audited consolidated financial statements for the year ended December 31, 2021.